OPERATING LEASE- Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Total		¥ 28,261
Previous Lease Standard ("ASC 840") [Member]
Lessee, Lease, Description [Line Items]
2020	¥ 19,254
2021	14,536
2022	8,935
2023	5,644
2024	61
Total operating lease payments	48,430
Less: imputed interest	(3,137)
Total	¥ 45,293